Share-Based Compensation - Schedule of Assumptions Used to Estimate the Fair Value of the RSUs With Market-based Conditions (Details) - Restricted Stock Units with Market-Based Conditions [Member]	3 Months Ended
Mar. 31, 2025
RSUs - Market-Based Conditions
Expected term - years	2 years 10 months 24 days
Expected volatility	89.70%
Risk-free interest rate	4.30%
Expected dividends	0.00%